Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to the Company’s principal executive officer (“PEO”) (also referred to as CEO) and non-principal executive officer NEOs (“Non-PEO NEOs”) and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information on the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation—Compensation Discussion and Analysis.”
Pay Versus Performance

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (thousands)(7)	Operating ROE(8)
2023	13,102,252	21,589,156	5,595,327	8,510,086	173.16	168.05	4,403,000	21.6%
2022	12,101,639	20,596,816	4,658,436	7,460,450	146.37	151.65	1,436,197	14.8%
2021	9,336,013	16,348,981	5,557,283	7,443,067	103.64	127.58	2,093,405	11.5%
2020	8,779,832	2,801,587	3,881,973	2,994,739	84.10	106.96	1,363,909	4.8%

(1)The dollar amounts reported represent the amount of total compensation reported for Mr. Grandisson, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation—Executive Compensation Tables—Summary Compensation Table.”
(2)The dollar amounts reported represent the amount of compensation actually paid to Mr. Grandisson, computed as required by Item 402(v) of Regulation S-K. That computation does not reflect the actual amount of compensation earned by or paid to Mr. Grandisson during the applicable year. Refer to the “PEO Summary Compensation Total to Compensation Actually Paid Reconciliation” table below.
(3)The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group, excluding Mr. Grandisson, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation—Executive Compensation Tables—Summary Compensation Table.” The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: François Morin, Nicolas Papadopoulo, Maamoun Rajeh and David E. Gansberg.

(4)The dollar amounts reported represent the average amount of compensation actually paid to the Company’s NEOs as a group, excluding Mr. Grandisson, computed as required by Item 402(v) of Regulation S-K. That computation does not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. Refer to the “Average of Non-PEO NEO Summary Compensation Total to Compensation Actually Paid Reconciliation” table below.
(5)Represents the Company’s cumulative TSR assuming reinvestment of dividends for the measurement period beginning at market close on December 31, 2019, through the end of the applicable year.
(6)Represents the cumulative TSR assuming reinvestment of dividends of the S&P 500 P&C Index for the measurement period beginning at the market close on December 31, 2019, through the end of the applicable year.
(7)The dollar amounts reported represent the amount of Net Income reflected in the Company’s audited financial statements for the applicable year.
(8)Represents the Operating ROE as described in “Annex B—Non-GAAP Financial Measures” for the applicable year.

Company Selected Measure Name	Operating ROE
Named Executive Officers, Footnote	The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: François Morin, Nicolas Papadopoulo, Maamoun Rajeh and David E. Gansberg.
Peer Group Issuers, Footnote	Represents the cumulative TSR assuming reinvestment of dividends of the S&P 500 P&C Index for the measurement period beginning at the market close on December 31, 2019, through the end of the applicable year.
PEO Total Compensation Amount	$ 13,102,252	$ 12,101,639	$ 9,336,013	$ 8,779,832
PEO Actually Paid Compensation Amount	$ 21,589,156	20,596,816	16,348,981	2,801,587
Adjustment To PEO Compensation, Footnote
PEO Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(c)	Compensation Actually Paid to PEO
2023	13,102,252	(6,551,061)	15,037,965	—	—	21,589,156
(a)The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Refer to the “PEO Equity Award Adjustments” table below.
(c)Arch does not provide Pension Benefits to its CEO.

Non-PEO NEO Average Total Compensation Amount	$ 5,595,327	4,658,436	5,557,283	3,881,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,510,086	7,460,450	7,443,067	2,994,739
Adjustment to Non-PEO NEO Compensation Footnote
Average of Non-PEO NEO Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Change in the Actuarial Present Value of Pension Benefits(c)	Average Pension Benefit Adjustments(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	5,595,327	(2,140,451)	5,055,210	—	—	8,510,086
(a)The average reported value of equity awards represents the average of total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Refer to the “Average of Non-PEO NEO Equity Award Adjustments” table below.
(c)Arch does not provide Pension Benefits to its Non-PEO NEOs.

Equity Valuation Assumption Difference, Footnote
PEO Equity Award Adjustments:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(a)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(a)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	7,052,239	7,006,817	—	978,909	—	—	15,037,965
(a)The valuation assumptions differ from those disclosed as of the grant date of equity awards due to the fluctuation in the stock price and the corresponding Black-Scholes and Monte Carlo value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K. In calculating the Black-Scholes value of the option awards, the expected life input, based on the original expected life established at grant date, as used for financial reporting purposes, was adjusted downward in proportion to the degree to which the options were in-the-money relative to their exercise price and upward in proportion to the degree to which the options were out-of-the-money relative to their exercise price, as applicable.
Average of Non-PEO NEO Equity Award Adjustments:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(a)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(a)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year(a)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	2,304,202	2,477,790	—	273,218	—	—	5,055,210
(a)The average valuation assumptions differ from those disclosed as of the grant date of equity awards due to the fluctuation in the stock price and the corresponding Black-Scholes and Monte Carlo value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K. In calculating the Black-Scholes value of the option awards, the expected life input, based on the original expected life established at grant date, as used for financial reporting purposes, was adjusted downward in proportion to the degree to which the options were in-the-money relative to their exercise price and upward in proportion to the degree to which the options were out-of-the-money relative to their exercise price, as applicable.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Grandisson and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Grandisson) strongly aligns with the Company’s cumulative TSR over the four years presented in the table. The alignment is because a significant portion of the compensation actually paid to Mr. Grandisson and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation—Compensation Discussion and Analysis,” the Company targets that approximately 65% of the value of total compensation awarded for Mr. Grandisson and 53% of the value awarded for the other NEOs be comprised of equity awards, including restricted shares, performance-based restricted shares and stock options.

Compensation Actually Paid vs. Cumulative TSR

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Grandisson and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Grandisson) is generally aligned with the Company’s Net Income for 2020, 2021 and 2023. Although Net Income decreased in 2022, compensation actually paid increased largely due to the fact that a significant portion of compensation paid to Mr. Grandisson and the Company’s NEOs as a group (excluding Mr. Grandisson) is comprised of equity awards, with TSR increasing by 18.3% for the year, as described above. For 2022, the decrease in Net Income was driven by significant volatility in the capital markets and elevated catastrophic activity. The Company does not utilize Net Income as a performance measure in the overall executive compensation program.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Operating ROE
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Grandisson and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Grandisson) strongly aligns with the Company’s growth in Operating ROE for the four years presented in the table. Compensation actually paid increased largely due to the fact that a significant portion of compensation paid to Mr. Grandisson and the Company’s NEOs as a group (excluding Mr. Grandisson) is comprised of equity awards, with TSR increasing by 18.3% for the year.
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Operating ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Operating ROE when setting goals in the Company’s short-term incentive compensation programs. Additionally, growth in Operating ROE is reflected in TBVPS, which is utilized in setting goals for the performance-based restricted shares that are awarded to the Company’s NEOs.

Compensation Actually Paid vs. Operating ROE

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the table was approximately 73%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 P&C Index, was approximately 68% over the four years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation and Human Capital Committee considers when determining compensation, refer to “Compensation—Compensation Discussion and Analysis.”

Total Shareholder Return

Tabular List, Table
Most Important Measures to Determine Fiscal Year 2023 Compensation Actually Paid
The three items listed below represent the most important metrics used to link compensation actually paid for our NEOs for Fiscal Year 2023 to the Company’s performance, as further described in “Compensation—Compensation Discussion and Analysis,” in the section titled “Elements of Compensation Program” sub-sections called “Short-Term Annual Cash Incentive” and “Long-Term Incentive Plan.”
▪Operating ROE
▪Growth in TBVPS
▪Relative TSR (the Company’s TSR as compared to a performance peer group established by the Compensation and Human Capital Committee)

Total Shareholder Return Amount	$ 173.16	146.37	103.64	84.10
Peer Group Total Shareholder Return Amount	168.05	151.65	127.58	106.96
Net Income (Loss)	$ 4,403,000,000	$ 1,436,197,000	$ 2,093,405,000	$ 1,363,909,000
Company Selected Measure Amount	0.216	0.148	0.115	0.048
PEO Name	Mr. Grandisson	Mr. Grandisson	Mr. Grandisson	Mr. Grandisson
Measure:: 1
Pay vs Performance Disclosure
Name	Operating ROE
Non-GAAP Measure Description	Represents the Operating ROE as described in “Annex B—Non-GAAP Financial Measures” for the applicable year.
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in TBVPS
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,551,061)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,037,965
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,052,239
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,006,817
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	978,909
PEO | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,140,451)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,055,210
Non-PEO NEO | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,304,202
Non-PEO NEO | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,477,790
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,218
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Value of Dividends or Other Earnings Paid On stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0